7. Convertible Notes Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
7. Convertible Notes Payable

Note 7. Convertible Notes Payable

On April 24, 2014, Brazil Interactive Media, Inc. issued convertible notes payable in the total amount of $395,000. The convertible notes payable have a maturity date of April 24, 2016, pay zero interest, and are convertible until maturity at the holders’ discretion into shares of the Company’s common stock at $0.08 per share. Brazil Interactive Media, Inc.’s share price on April 24, 2014 was $0.24 and accordingly, the intrinsic value of the beneficial conversion feature attached to these convertible notes payable was $590,000. However, as the amount of debt discount to be recognized cannot exceed the face value of the convertible notes payable, the convertible notes payable were discounted by the maximum permissible amount of $395,000 due to the intrinsic value of the beneficial conversion option.

During the period from April 24, 2014 through the effective date of the Merger, September 29, 2014, no convertible notes payable were converted into shares of Brazil Interactive Media, Inc. common stock and $84,836 debt discount was amortized during the period. Accordingly as at the effective date of the Reverse Merger, September 29, 2014, a total of $395,000 of convertible notes payable and unamortized debt discount of $310,164 was recognized in the Company’s consolidated financial statements.

During the period from September 29, 2014 to December 31, 2014, $323,500 of the convertible notes payable were converted into 4,043,750 shares of common stock and $263,215 of debt discounted was amortized in the period. The balance of unamortized debt discount outstanding in respect of convertible notes payable that converted into shares of American Cannabis Company, Inc. common stock was amortized in full at the date of conversion.

As of December 31, 2015, the convertible notes payable had a $71,500 face value and a discount of $11,248, for a net carrying value of $60,252 which is reflected on the Company’s balance sheet as convertible notes payable, net. As of December 31, 2015, the convertible notes payable had a $71,500 face value and a discount of $46,949, for a net carrying value of $24,551 that is reflected on the Company’s balance sheet as Convertible notes payable, net. The convertible notes payable are convertible into 893,750 shares of American Cannabis Company, Inc. common stock. As of April 11th, 2016, the maturity date on this note has been renegotiated to April 24th, 2018. On April 12, 2016, the Company received notice of partial conversion of this note in the amount $58,000 convertible into 725,000 shares of restricted common stock at a price of $0.08 per share.

On May 15, 2014, as a result of the issuance of the convertible notes payable, a secured promissory note that American Cannabis Consulting had originally entered into on March 21, 2014 was deemed to be fully satisfied. This secured promissory note had a principal amount of $35,000 and an interest rate of 5% per annum. The Company recorded interest expense related to this note of $260 during the year ended December 31, 2014. The Company recorded a gain on debt extinguishment of $35,000 during the year ended December 31, 2014.